Income Tax (Income Loss from Continuing Operations Before Income Tax Expense from Domestic and Foreign Operations) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income (loss) from continuing operations:
Domestic	$ 3,743	$ 6,043	$ 1,186
Foreign	3,727	2,761	2,866
Income (loss) from continuing operations before provision for income tax	$ 7,470	$ 8,804	$ 4,052